TYPE			13F-HR
PERIOD			12/31/02
FILER
CIK			0001107213
CCC			nodxp$4c
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  February  14, 2002
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	39
Form 13F Information Table Value Total:	$251,405

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109     5103   186500 SH       SOLE                   186500
Apartment Investment and Manag                  03748R101    10101   269500 SH       SOLE                   269500
Archstone Communities Trust                     039583109    10501   446085 SH       SOLE                   446085
Avalon Bay Communities                          053484101     2553    65231 SH       SOLE                    65231
BRE Properties, Inc.                            05564E106     9485   304000 SH       SOLE                   304000
Boston Properties                               101121101    12263   332700 SH       SOLE                   332700
Brandywine Realty Trust                         105368203     3893   178500 SH       SOLE                   178500
CarrAmerica Realty Corp.                        144418100     9802   391300 SH       SOLE                   391300
Catellus Development Corp                       149111106     3075   154900 SH       SOLE                   154900
Crescent Equities, Inc.                         225756105     3982   239300 SH       SOLE                   239300
Entertainment Properties Trust                  29380T105     3890   165400 SH       SOLE                   165400
Equity Inns Inc.                                294703103     1972   327600 SH       SOLE                   327600
Equity Office Properties Trust                  294741103     5033   201491 SH       SOLE                   201491
Essex Property Trust, Inc.                      297178105     2278    44800 SH       SOLE                    44800
General Growth Properties                       370021107    14409   277100 SH       SOLE                   277100
Heritage Property Investment                    42725M107     5628   225400 SH       SOLE                   225400
Home Properties of New York, I                  437306103    13218   383700 SH       SOLE                   383700
Hospitality Properties Trust                    44106M102     4689   133200 SH       SOLE                   133200
Host Marriott Corp                              44107P104     3540   400000 SH       SOLE                   400000
ISTAR Financial, Inc.                           45031U101     7383   263200 SH       SOLE                   263200
Kimco Realty Corp.                              49446R109     7495   244600 SH       SOLE                   244600
Liberty Property Trust                          531172104     7004   219300 SH       SOLE                   219300
Macerich Company                                554382101    11338   368700 SH       SOLE                   368700
Marriott International                          571903202     3662   111400 SH       SOLE                   111400
Mid Atlantic Realty Trust                       595232109     3087   177400 SH       SOLE                   177400
Mills Corp                                      601148109    10307   351300 SH       SOLE                   351300
New Plan Excel Realty Trust                     648053106     3073   161000 SH       SOLE                   161000
Newcastle Investment Corp                       65105M108     1476    92400 SH       SOLE                    92400
Prentiss Properties, Inc.                       740706106     4499   159100 SH       SOLE                   159100
Prologis Trust                                  743410102    14554   578700 SH       SOLE                   578700
Public Storage, Inc.                            74460D109     6569   203300 SH       SOLE                   203300
Regency Realty Corp.                            758849103      716    22100 SH       SOLE                    22100
Simon Property Group, Inc.                      828806109    13311   390700 SH       SOLE                   390700
Starwood Hotels & Resorts Worl                  85590A203     7274   306400 SH       SOLE                   306400
Sun Communities, Inc.                           866674104     4085   111700 SH       SOLE                   111700
Trizec Properties Inc.                          89687P107     1090   116100 SH       SOLE                   116100
United Dominon Realty                           910197102     4905   299800 SH       SOLE                   299800
Vornado Realty Trust                            929042109     8095   217600 SH       SOLE                   217600
Weingarten Realty Investment T                  948741103     6067   164600 SH       SOLE                   164600